Income and mining taxes - Movement in the net deferred tax liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INCOME AND MINING TAXES
Balance at the beginning of the year	$ (53.5)	$ (48.3)
Recognized in net earnings/loss	(16.1)	(5.2)
Total movement in the net deferred tax liabilities	$ (69.6)	$ (53.5)